Trade and Other Receivables	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Trade and Other Receivables
7.	Trade and Other Receivables

(1)	Details of trade and other receivables as of December 31, 2020 and 2019 are as follows:

(In millions of won)
	December 31, 2020
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,453,149	(264,256)	2,188,893
Short-term loans		98,366	(902)	97,464
Accounts receivable — other(*)		1,034,119	(55,075)	979,044
Accrued income		3,418	(166)	3,252
Guarantee deposits (Other current assets)		112,733	—	112,733

		3,701,785	(320,399)	3,381,386
Non-current assets:
Long-term loans		84,355	(44,122)	40,233
Long-term accounts receivable — other(*)		332,803	—	332,803
Guarantee deposits		172,774	(300)	172,474
Long-term accounts receivable — trade (Other non-current assets)		25,702	(242)	25,460

		615,634	(44,664)	570,970

	￦	4,317,419	(365,063)	3,952,356

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2020 include ￦517,175 million of financial instruments classified as FVTPL.

(In millions of won)
	December 31, 2019
	Gross amount		Loss allowance	Carrying amount
Current assets:
Accounts receivable — trade	￦	2,480,419	(249,440)	2,230,979
Short-term loans		66,706	(583)	66,123
Accounts receivable — other(*)		951,888	(48,379)	903,509
Accrued income		3,977	(166)	3,811
Guarantee deposits (Other current assets)		145,039	—	145,039

		3,648,029	(298,568)	3,349,461
Non-current assets:
Long-term loans		81,231	(47,471)	33,760
Long-term accounts receivable — other(*)		351,663	—	351,663
Guarantee deposits		164,951	(299)	164,652
Long-term accounts receivable — trade (Other non-current assets)		16,977	(61)	16,916

		614,822	(47,831)	566,991

	￦	4,262,851	(346,399)	3,916,452

(*)	Gross and carrying amounts of accounts receivable — other as of December 31, 2019 include ￦532,225 million of financial instruments classified as FVTPL.

(2)	Changes in the loss allowance on accounts receivable — trade measured at amortized costs during the years ended December 31, 2020 and 2019 are as follows:

(In millions of won)
	Beginning balance		Impairment	Write-offs(*)	Collection of receivables previously written-off	Business combination and others	Ending Balance
2020	￦	249,501	48,625	(48,278)	12,771	1,879	264,498
2019	￦	260,157	28,841	(55,756)	14,772	1,487	249,501

(*)	The Group writes off the trade and other receivables that are determined to be uncollectable due to reasons such as termination of operations or bankruptcy.

(3)
The Group applies the practical expedient that allows the Group to estimate the loss allowance for accounts receivable — trade at an amount equal to the lifetime expected credit losses. The expected credit losses include the forward-looking information. To make the assessment, the Group uses its historical credit loss experience over the past three years and classified the accounts receivable — trade by their credit risk characteristics and days overdue. Details of loss allowance on accounts receivable — trade as of December 31, 2020 are as follows:

(In millions of won)
		Less than 6 months		6 months ~ 1 year	1 ~ 3 years	More than 3 years
Telecommunications service revenue	Expected credit loss rate		2.04%	70.29%	86.21%	99.18%
	Gross amount	￦	1,400,316	49,583	127,275	25,195
	Loss allowance		28,574	34,854	109,727	24,988

Other revenue	Expected credit loss rate		2.82%	77.52%	61.76%	56.19%
	Gross amount	￦	802,081	6,753	8,250	59,398
	Loss allowance		22,652	5,235	5,095	33,373

As the Group is a wireless and fixed-line telecommunications service provider, the Group’s financial assets measured at amortized cost primarily consist of receivables from numerous individual customers, and, therefore, no significant credit concentration risk arises.
Receivables related to other revenue mainly consist of receivables from corporate customers. The Group transacts only with corporate customers with credit ratings that are considered to be low at credit risk. In addition, the Group is not exposed to significant credit concentration risk as the Group regularly assesses their credit risk by monitoring their credit rating. While the contract assets are under the impairment requirements, no significant credit risk has been identified.